TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS - Changes in Provisions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in the tax, labor and civil provisions :
Balance at the beginning of the year	R$ 809,299
Balance at the end of the year	1,172,511	R$ 809,299
Legal proceedings provision
Changes in the tax, labor and civil provisions :
Balance at the beginning of the year	809,299	770,305	R$ 827,883
Additions	559,513	249,868	177,684
Monetary correction	104,473	70,788	85,626
Reversal of contingent liabilities, net	929,711
Reversal of monetary update of contingent liabilities	(369,819)
Reversal of accrued amounts	(304,678)	(282,239)	(319,719)
Foreign exchange effect on provisions in foreign currency	3,904	577	(1,169)
Balance at the end of the year	R$ 1,172,511	R$ 809,299	R$ 770,305